Other Current Assets - Summary of Other Current Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Miscellaneous current assets [abstract]
Advances to suppliers and contractors	$ 107.6	₨ 8,152.1	₨ 5,175.5
Taxes recoverable, statutory deposits and dues from government	531.9	40,312.8	41,751.7
Prepaid expenses	267.7	20,292.9	12,201.3
Employee benefits			439.3
Others	91.1	6,907.9	3,420.4
Total	$ 998.3	₨ 75,665.7	₨ 62,988.2